Restricted cash	12 Months Ended
Dec. 31, 2023
Restricted cash
Restricted cash

6.Restricted cash

The Group’s restricted cash represents substantially cash balances on deposit required by its commercial banks, the court (due to lawsuits) and the government. As of December 31, 2022 and 2023, the Group’s restricted cash balances were RMB4,050 and RMB18,137, respectively.